Significant Accounting Policies - Useful life of vessels and equipment (Details)	12 Months Ended
Dec. 31, 2020
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Shuttle tanker and towage vessel, dry dock frequency	2 years 6 months
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Shuttle tanker and towage vessel, dry dock frequency	5 years
Dry docks and Overhauls | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	2 years 6 months
Dry docks and Overhauls | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Capital Modifications | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	3 years
Capital Modifications | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	20 years
Vessels and Equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	9 years
Vessels and Equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	35 years
Newbuild Vessel | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	20 years
Newbuild Vessel | UMS
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	35 years
Newbuild Vessel | Towage
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	25 years
Newbuild Vessel | Bottom of range | FPSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	20 years
Newbuild Vessel | Top of range | FPSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	25 years